Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec 31, 2011
Amendment flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	82,419,417

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 416,674	$ 345,414
Accounts receivable, trade	5,568	467
Due from related party	263	0
Inventories	4,808	4,068
Prepaid expenses and other assets	2,320	1,650
Prepaid charter revenue	3,058	3,050
Total current assets	432,691	354,649
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	63,440	35,280
Vessels	1,292,237	1,355,644
Accumulated depreciation	(245,518)	(194,794)
Vessels' net book value	1,046,719	1,160,850
Property and equipment, net	21,659	21,842
Total fixed assets	1,131,818	1,217,972
OTHER NON-CURRENT ASSETS:
Deferred charges, net	4,769	4,359
Prepaid charter revenue, non-current	5,351	8,409
Investment in Diana Containerships Inc.	29,842	0
Total Assets	1,604,471	1,585,389
CURRENT LIABILITIES:
Current portion of long-term debt	27,700	7,320
Accounts payable, trade and other	7,127	5,759
Due to related parties	226	279
Accrued liabilities	4,751	5,329
Deferred revenue, current portion	8,136	13,662
Other current liabilities	155	161
Total current liabilities	48,095	32,510
Long-term debt, non-current portion	345,638	376,303
Deferred Revenue, non-current portion	0	4,227
Other non-current liabilities	830	1,428
Fair value of derivative instruments	1,030	991
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 200,000,000 shares authorized and 82,419,417 and 81,955,813 issued and outstanding at December 31,2011 and 2010, respectively	824	820
Additional paid-in capital	915,404	908,467
Other comprehensive income / (loss)	(112)	(16)
Retained earnings	292,762	222,246
Stockholders' equity of Diana Shipping Inc.	1,208,878	1,131,517
Non-controlling interests	0	38,413
Total stockholders equity	1,208,878	1,169,930
Total liabilities and stockholders' equity	$ 1,604,471	$ 1,585,389

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Shares Issued	82,419,417	81,955,813
Common Stock Shares Outstanding	82,419,417	81,955,813

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Time Charter Revenues	$ 255,669	$ 275,448	$ 239,342
Other revenues	1,117
EXPENSES:
Voyage expenses	10,597	12,392	11,965
Vessel operating expenses	55,375	52,585	41,369
Depreciation and amortization of deferred charges	55,278	53,083	44,686
General and administrative expenses	25,123	25,347	17,464
Foreign currency gains	(503)	(1,598)	(478)
Operating income	110,916	133,639	124,336
OTHER INCOME / (EXPENSES):
Interest and finance costs	(4,924)	(5,213)	(3,284)
Interest income	1,033	920	951
Loss from derivative instruments	(737)	(1,477)	(505)
Income from investment in Diana Containerships Inc.	1,207
Total other expenses, net	(3,421)	(5,770)	(2,838)
Net income	107,495	127,869	121,498
Loss assumed by non-controlling interests	2	910
Net income attributed to Diana Shipping Inc.	$ 107,497	$ 128,779	$ 121,498
Earnings per common share, basic	$ 1.33	$ 1.6	$ 1.55
Earnings per common share, diluted	$ 1.33	$ 1.59	$ 1.55
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Weighted average number of common shares, diluted	81,124,348	80,808,232	78,385,464

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 107,495	$ 127,869	$ 121,498
Loss assumed by non-controlling interests	2	910
Other comprehensive loss (actuarial losses)	(96)	(82)	(116)
Comprehensive income attributed to Diana Shipping Inc.	$ 107,401	$ 128,697	$ 121,382

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]	[ParentMember]	[NoncontrollingInterestMember]
Balance as at Dec. 31, 2008	$ 775,476	$ 751	$ 802,574	$ 182	$ (28,031)	$ 775,476
Balance of shares as at Dec. 31, 2008		75,061,697
Net income	121,498				121,498	121,498
Issuance of common stock, shares		6,369,999
Issuance of common stock	102,467	64	102,403			102,467
Actuarial losses	(116)			(116)		(116)
Balance as at Dec. 31, 2009	999,325	815	904,977	66	93,467	999,325
Balance of shares as at Dec. 31, 2009		81,431,696
Net income	127,869				128,779	128,779	(910)
Issuance of common stock, shares		524,117
Issuance of common stock	6,207	5	6,202			6,207
Contributions from non-controlling interests	36,611		(2,712)			(2,712)	39,323
Actuarial losses	(82)			(82)		(82)
Balance as at Dec. 31, 2010	1,169,930	820	908,467	(16)	222,246	1,131,517	38,413
Balance of shares as at Dec. 31, 2010		81,955,813
Net income	107,495				107,497	107,497	(2)
Issuance of common stock, shares		617,695
Issuance of common stock	8,147	6	8,141			8,147
Stock repurchased and retired, shares	154,091	(154,091)
Stock repurchased and retired, value	(1,187)	(2)	(1,185)			(1,187)
Spin-off of Diana Containerships Inc.	(75,411)		(19)		(36,981)	(37,000)	(38,411)
Actuarial losses	(96)			(96)		(96)
Balance as at Dec. 31, 2011	$ 1,208,878	$ 824	$ 915,404	$ (112)	$ 292,762	$ 1,208,878
Balance of shares as at Dec. 31, 2011		82,419,417

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 107,495	$ 127,869	$ 121,498
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization of deferred charges	55,278	53,083	44,686
Amortization of financing costs	278	263	65
Amortization of free lubricants benefit	(115)	(171)	(177)
Compensation cost on restricted stock	8,095	7,482	3,944
Actuarial losses	(96)	(82)	(116)
Change in fair value of derivative instruments	39	804	187
Income from investment in Diana Containerships Inc., net of dividends receivable	(707)	0	0
(Increase) / Decrease in:
Receivables	(5,982)	(284)	1,463
Due from related parties	24	0	0
Inventories	(737)	(1,237)	315
Prepaid expenses and other assets	(1,404)	(686)	765
Prepaid charter revenue	3,050	3,048	(14,507)
Increase / (Decrease) in:
Accounts payable	1,833	1,231	303
Due to related parties	(53)	70	32
Accrued liabilities	297	1,355	343
Deferred revenue	(9,489)	(11,474)	(4,941)
Other liabilities	(489)	402	236
Drydock costs	(3,087)	(3,381)	(2,193)
Net Cash provided by Operating Activities	154,230	178,292	151,903
Cash Flows used in Investing Activities:
Advances for vessels under construction and acquisitions and other vessel costs	(28,160)	(35,280)	(65,225)
Vessel acquisitions	(30,124)	(202,909)	0
Cash disposed off upon partial spin-off of Diana Containerships Inc.	(12,024)	0	0
Acquisition of additional interest in Diana Containerships Inc.	(20,000)	0	0
Cash dividends from investment in Diana Containerships Inc.	100
Real property acquisition	0	(21,500)	0
Investments in time deposits	0	7,690	(7,690)
Other Assets	(220)	(314)	(166)
Net Cash used in Investing Activities	(90,428)	(252,313)	(73,081)
Cash Flows from Financing Activities:
Proceeds from long-term debt	15,000	138,510	73,610
Proceeds from issuance of share capital, net of expenses	0	0	98,444
Contributions from non-controlling shareholders	0	35,281
Proceeds from dividend reinvestment	20	56	79
Payments for repurchase of common stock	(1,187)	0	0
Financing costs	(45)	(1,020)	(450)
Loan payments	(6,330)	(35,830)	(30,100)
Net Cash provided by Financing Activities	7,458	136,997	141,583
Net increase in cash and cash equivalents	71,260	62,976	220,405
Cash and cash equivalents at beginning of period	345,414	282,438	62,033
Cash and cash equivalents at end of period	416,674	345,414	282,438
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 4,630	$ 4,673	$ 2,952

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc. (“Diana” or “DSI”) and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). Diana was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was redomiciled from the Republic of Liberia to the Republic of the Marshall Islands. In May 2008, the amended articles of incorporation were further amended to increase the authorized shares from 100.0 million to 200.0 million.

In January 2010, the Company established Diana Containerships Inc. (“Diana Containerships”) for the purpose of acquiring containerships. On January 18, 2011, the Company spun-off part of its shareholding in Diana Containerships and as a result, Diana Containerships, effective January 19, 2011, is no longer consolidated to the consolidated financial statements of the Company (Note 3).

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the control and operation of dry bulk carrier vessels. As at December 31, 2011, the following subsidiaries are included in the consolidation:

1.1.       Subsidiaries incorporated in the Republic of Panama

  Skyvan Shipping Company S.A. (“Skyvan”), owner of the Bahamas flag 75,311 dwt bulk carrier vessel “Nirefs” which was built and delivered in January 2001.

  Buenos Aires Compania Armadora S.A. (“Buenos”), owner of the Bahamas flag 75,247 dwt bulk carrier vessel “Alcyon” which was built and delivered in February 2001.

  Husky Trading S.A. (“Husky”), owner of the Bahamas flag 75,336 dwt bulk carrier vessel “Triton” which was built and delivered in March 2001.

  Panama Compania Armadora S.A. (“Panama”), owner of the Bahamas flag 75,211 dwt bulk carrier vessel “Oceanis”, which was built and delivered in May 2001.

  Eaton Marine S.A. (“Eaton”), owner of the Greek flag 75,106 dwt bulk carrier vessel “Danae” (built in 2001), which was acquired in July 2003.

  Chorrera Compania Armadora S.A. (“Chorrera”), owner of the Greek flag 75,172 dwt bulk carrier vessel “Dione” (built in 2001), which was acquired in May 2003.

  Cypres Enterprises Corp. (“Cypres”), owner of the Bahamas flag 73,630 dwt bulk carrier vessel “Protefs” which was built and delivered in August 2004.

  Darien Compania Armadora S.A. (“Darien”), owner of the Bahamas flag 73,691 dwt bulk carrier vessel “Calipso” which was built and delivered in February 2005.

  Cerada International S.A (“Cerada”), ex-owner of the Bahamas flag 169,883 dwt bulk carrier vessel “Pantelis SP” (built in 1999), which was acquired in February 2005. The vessel was sold in February 2007, and was delivered to her new owners in July 2007.

  Texford Maritime S.A. (“Texford”), owner of the Bahamas flag 73,691 dwt bulk carrier vessel “Clio” which was built and delivered in May 2005.

  Urbina Bay Trading, S.A. (“Urbina”), owner of the Bahamas flag 74,444 dwt bulk carrier vessel "Erato" (built in 2004), which was acquired in November 2005.

  Changame Compania Armadora S.A. (“Changame”), owner of the Bahamas flag 73,583 dwt bulk carrier vessel "Thetis" (built in 2004), which was acquired in November 2005.

  Vesta Commercial, S.A. (“Vesta”), owner of the Bahamas flag 74,381 dwt bulk carrier vessel “Coronis” which was built and delivered in January 2006.

  Diana Shipping Services S.A. (the “Manager” or “DSS”). DSS provides the Company and its vessels with management services since November 12, 2004, pursuant to management agreements. Such costs are eliminated in consolidation. Since April 2010, DSS provides to Diana Containerships and its vessels, administrative services for a monthly fee of $10, and since June 2010 technical and commercial services for a monthly fee of $15 per vessel for employed vessels, $20 per vessel per month for laid-up vessels, and 1% commission on the gross charter hire and freight earned by each vessel. Subsequent to Diana Containerships' spin-off (Note 3), the fees charged by DSS to Diana Containerships and its ship-owning subsidiaries are recorded as Other revenues in the accompanying consolidated statements of income. Management fees, administrative services fees and commissions charged by DSS to Diana Containerships and its subsidiaries until January 18, 2011 were eliminated from the consolidated financial statements as intercompany transactions.

1.2.       Subsidiaries incorporated in the Republic of the Marshall Islands

  Ailuk Shipping Company Inc. (“Ailuk”), owner of the Marshall Islands' flag 73,546 dwt dry bulk carrier vessel “Naias” which was built in 2006 and delivered in August 2006.

  Bikini Shipping Company Inc. (“Bikini”), owner of the Marshall Islands' flag 177,773 dwt dry bulk carrier vessel “New York” which was built and delivered in March 2010.

  Jaluit Shipping Company Inc. (“Jaluit”), owner of the Marshall Islands' flag, 174,186 dwt, dry bulk carrier vessel “Sideris GS” which was built and delivered in November 2006.

  Kili Shipping Company Inc. (“Kili”), owner of the Marshall Islands' flag, 174,261 dwt, dry bulk carrier vessel “Semirio” which was built and delivered in June 2007.

  Knox Shipping Company Inc. (“Knox”), owner of the Marshall Islands flag, 180,235 dwt, dry bulk carrier vessel “Aliki” (built 2005), which was acquired in April 2007.

  Lib Shipping Company Inc. (“Lib”), owner of the Marshall Islands flag, 177,828 dwt, dry bulk carrier vessel “Boston” which was built and delivered in November 2007.

  Majuro Shipping Company Inc. (“Majuro”), owner of the Marshall Islands flag, 93,193 dwt, dry bulk carrier vessel “Alcmene” (built 2010), which was delivered in November 2010.

  Taka Shipping Company Inc. (“Taka”), owner of the Marshall Islands flag, 76,436 dwt, dry bulk carrier vessel, “Melite” (built 2004) which was acquired in January 2010.

  Gala Properties Inc. (“Gala”), owner of the Marshall Islands flag 177,729 dwt, dry bulk carrier vessel “Houston” which was built and delivered in October 2009.

  Lae Shipping Company Inc. (“Lae”), entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt. The vessel has a contract price of $59,000, and was delivered in February 2012 (Notes 5 and 18).

  Namu Shipping Company Inc. (“Namu”), entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt. The vessel has a contract price of $59,000, and is expected to be delivered during the second quarter of 2012 (Note 5).

  Bikar Shipping Company Inc. (“Bikar”), owner of the Greek flag, 73,593 dwt, dry bulk carrier vessel, “Arethusa” (built 2007) which was acquired in July 2011 (Note 6).

  Jemo Shipping Company Inc. (“Jemo”), entered into a memorandum of agreement with a third party company for the acquisition of a 2010 built Panamax dry bulk carrier of 81,297 dwt, renamed “Leto”, for a price of $32,250. The vessel was delivered to the Company by the sellers in January 2012 (Notes 5 and 18).

1.3.       Subsidiaries incorporated in the United States of America

  Bulk Carriers (USA) LLC (“Bulk Carriers”) was established in September 2006 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

1.4.       Subsidiaries incorporated in the Republic of Cyprus

  Marfort Navigation Company Limited (“Marfort”), owner of the Cyprus flag 171,810 dwt bulk carrier vessel “Salt Lake City” (built 2005) which was acquired in December 2007.

  Silver Chandra Shipping Company Limited (“Silver”), owner of the Cyprus flag 164,218 dwt bulk carrier vessel “Norfolk” (built 2002) which was acquired in February 2008.

During 2011, 2010 and 2009, three, three and four charterers, respectively, individually accounted for more than 10% of the Company's time charter revenues as follows:

Charterer	2011	2010	2009
A	18%	16%	23%
B	12%	18%	21%
C	11%	10%	11%
D	-	-	14%

Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2.       Significant Accounting Policies and Recent Accounting Pronouncements

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2011 and 2010.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the cut- off date a vessel has been redelivered by its previous charterers and has not yet been delivered to the new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The guidance requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

  The Company evaluates the carrying amounts (primarily for vessels and related deferred dry-dock and special survey costs) and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 1 year time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2011 as the undiscounted projected cash flows exceeded their carrying value.

  No impairment loss was identified or recorded for 2011, 2010 and 2009, and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”, when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

  Reporting of discontinued operations: The current and prior year periods' results of operations and cash flows of assets (disposal groups) classified as held for sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal.

  Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. Diana Containerships, consolidated in the financial statements for the year ended December 31, 2010 estimated the useful life of containerships to be 30 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the loan facilities not used at the balance sheet date, according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Property and equipment: The Company acquired in 2010 the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation, but it is reviewed for impairment. As at December 31, 2011 and 2010, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future. The building which consists of office space, a warehouse and parking spaces has an estimated useful life of 55 years with no residual value and depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles. The useful life of the office furniture, equipment and vehicles is 5 years; and the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

  Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance.  ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement.

  The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. As of December 31, 2011 and 2010, no such interests existed.

  Fair Value Measurements: ASC 820 “Fair Value Measurements and Disclosures”, provides guidance for using fair value to measure assets and liabilities. The guidance also responds to investors' requests for expanded information about the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. The guidance describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The guidance clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the guidance establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Under the guidance, fair value measurements would be separately disclosed by level within the fair value hierarchy. Financial statements should include disclosures for transfers in and out of Level 1 and Level 2 fair value measurements and description for the reason for transfer, for inputs and valuation techniques for fair value measurements that fall in either Level 2 or Level 3 and for the level of disaggregation.

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is re-measured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is considered as an economic hedge agreement as it does not meet the criteria of hedge accounting; therefore, the change in its fair value is recognized in earnings (Note 17).

  Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method the Company records such an investment at cost, and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the entity.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurements, Amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and IFRS (Topic 820). The ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments are being made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011. Earlier application is not permitted. The provisions of ASU 2011-04 are not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income, Presentation of Comprehensive Income (Topic 220), which revises the manner in which entities present comprehensive income in their financial statements. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This Update eliminates that option. In addition, current U.S. GAAP does not require consecutive presentation of the statement of net income and other comprehensive income. Finally, current U.S. GAAP does not require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income, which is required by the guidance in this Update. These changes apply to both annual and interim financial statements. These improvements will help financial statement users better understand the causes of an entity's change in financial position and results of operations. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this Update were adopted by the Company as of June 30, 2011 and accordingly statements of comprehensive income are presented in Company's consolidated financial statements as of December 31, 2011.

Investment in Diana Containerships Inc.	12 Months Ended
Dec. 31, 2011
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

3.        Investment in Diana Containerships Inc.

In January 2010, the Company established Diana Containerships Inc. (“Diana Containerships”) for the purpose of acquiring containerships. On April 6, 2010, Diana Containerships completed a private offering under Rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, the net proceeds of which amounted to $85,281, of which the Company invested $50,000. As at December 31, 2010, Diana Containerships had 6,106,161 shares of common stock issued and outstanding of which DSI owned 54.6%. As a result of the transaction the Company reported non-controlling interests in its 2010 accompanying consolidated financial statements.

On January 18, 2011, Diana spun off 2,667,015 shares or 80% of its shares in Diana Containerships through a distribution of shares to its stockholders of record of the Company on January 3, 2011, decreasing its ownership to about 11%. As a result of this decision, an information statement was prepared and filed in January 2011.

According to the ASC 845-10-30-10 “Non reciprocal Transfers with Owners” and ASC 505-60-25-2 “Required Accounting for Spinoffs, Including Reverse Spin-Offs”, a pro-rata distribution of shares of a wholly owned or consolidated subsidiary to its shareholders is considered to be equivalent to a spin-off and shall be recorded based on the carrying value of the subsidiary. The Company calculated its investment in Diana Containerships as of January 18, 2011, before and after the distribution of the spun off shares to its shareholders and recorded a dividend amounting to $36,982. As a result of this partial spin-off Diana Containerships, effective January 19, 2011, is no longer consolidated to the consolidated financial statements of the Company.

On June 15, 2011, Diana Containerships completed a public offering under the United States Securities Act at 1933, as amended, of 14,250,000 common shares at the price of $7.5 per share, in which the Company participated with a concurrent private offering, acquiring an additional number of 2,666,667 common shares at the price of $7.5 per share increasing its ownership percentage in the share capital of Diana Containerships to 14.45%.

The Company, on the basis of the significant influence exercised over Diana Containerships through its shareholding and its 100% representation to the executive Board membership accounts for its investment in Diana Containerships under the equity method according to ASC 323 “Investments – Equity Method and Joint Ventures”.

As at December 31, 2011, the investment in Diana Containerships amounted to $29,842 and is separately reflected in Investment in Diana Containerships Inc. in the accompanying consolidated balance sheet as of December 31, 2011. As at December 31, 2011, the market value of the investment was $18,101 based on Diana Containerships closing price on Nasdaq of $5.43.

For 2011, the income from the investment in Diana Containerships amounted to $1,207, and is separately presented in Income from investment in Diana Containerships Inc. in the accompanying consolidated statement of income for 2011. This gain is comprised of operating gains of Diana Containerships attributable to the Company amounting to $606 and a net gain from the issuance of Diana Containerships common shares in the public offering and the Company's concurrent investment of $20,000, amounting to $601. Dividends declared from Diana Containerships during 2011 were $600 of which $500 are included in Prepaid expenses and other assets in the accompanying consolidated balance sheet.

Transacions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions wtih Related Parties [Abstract]
Transactions with related parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for 2011, and 2010, and 2009 amounted to $1,799, $1,628, and $1,385, respectively, and are included in Vessels, Advances for vessels construction and acquisitions and other vessel costs, Due from related parties, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. Until September 30, 2010, the Company was also paying Altair rent for office space, parking space and a warehouse leased by DSS until December 31, 2011, for the monthly rent of Euro 6,330 including stamp duty. Rent expense for 2011, 2010 and 2009 amounted to $0, $76, and $19, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2011, and 2010, an amount of $153 and $206, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets. The lease agreement between Altair and DSS was terminated on September 30, 2010, as Altair sold the office space, parking space and the warehouse to Universal Shipping and Real Estates Inc.

  Universal Shipping and Real Estates Inc. (“Universal”): Universal was acquired by the Company in October 2010. Until then Universal was a company controlled by the Company's CEO and Chairman from which the DSS was leasing office space, a warehouse and parking spaces for a monthly rent of Euro 24,530 including stamp duty. Rent expense for 2010 and 2009 amounted to $304 and $216, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. On October 21, 2010, Universal transferred all of its real property to DSS and the company was dissolved in November 2010 (Note 7). At December 31, 2010, there were no amounts due to or from Universal.

  Diana Shipping Agencies S.A. (“DSA”): DSA was acquired by the Company in October 2010. Until then, DSA was a company controlled by the Company's CEO and Chairman, from which DSS was leasing office space, parking spaces and a warehouse for a monthly rent of Euro 23,788 including stamp duty. Rent expense for 2010 and 2009 amounted to $283 and $146, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. On October 21, 2010, DSA transferred all of its property to DSS and the company was dissolved in November 2010 (Note 7). At December 31, 2010, there were no amounts due to or from DSA.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman, and has entered into two agreements with DSS to provide brokerage services through DSS to DSI for an annual fee of $1,652 and to Diana Containerships for an annual fee of $1,040 until January 18, 2011 when Diana Containerships was deconsolidated from the Company's financial statements. The agreement has a term of five years and the fees are paid quarterly in advance (see also Note 18). For 2011 and 2010, brokerage fees amounted to $1,704 and $1,570 and are included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2011 and 2010 there were no amounts due to or from Diana Enterprises.

  Diana Containerships Inc. (“Diana Containerships”): DSS receives management fees and commissions on hire from Diana Containerships and its vessels, pursuant to the related management agreements between Diana Containerships and its vessels and DSS and administrative fees pursuant to the related administrative services agreement between Diana Containerships and DSS (Note 1). After the partial spin-off of Diana Containerships (Note 3), such fees are not eliminated. Therefore, for the period from January 19 to December 31, 2011, revenues derived from the agreements with Diana Containerships amounted to $1,117 and they are separately presented as Other revenues in the accompanying consolidated statements of income. As at December 31, 2011, there was an amount of $263 due from Diana Containerships and its vessels and is included in Due from related party in the accompanying consolidated balance sheets. As at December 31, 2010, all amounts relating to Diana Containerships were eliminated from the Company's financial statements as intercompany transactions.

  Acquisition of affiliated entities: On October 8, 2010, the Company entered into two transfer agreements with Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, for the acquisition of 100% of the issued and outstanding shares of Universal and DSA for a total consideration of $21,500. The Company's Board of Directors appointed an independent committee consisting of the independent members of the Board of Directors to address any issues in connection with such acquisition and to evaluate the merits and fairness of the consideration of the transaction. The Independent Committee considered the Company's specific facts and circumstances and the developments in the domestic real estate market, obtained financial, legal and other advice as deemed appropriate and utilized multiple valuation approaches from different sources in its analysis, including but not limited to: i) independent market valuations for the entities' real property based on comparable real estate prices, ii) independent assessment of the physical condition of the real property, its fixtures and other infrastructure included within the real property and iii) discounted cash flow analyses (with reference also to the present value of the future lease outflows based upon the Company's then existing lease agreements for office space). Based upon the various inputs discussed above, the independent committee determined that the transaction was in the best interests of the Company and its stockholders and recommended the transaction to the Board. On October 21, 2010, the building and land were transferred to DSS.

  Acquisition of Gala: On April 13, 2009, the Company entered into agreements with the shipbuilders, Shanghai Jiangnan-Changxing Shipbuilding Co. Ltd., and with Gala, which was then a related party controlled by the two daughters of the Company's Chairman and Chief Executive Officer under which the Company acquired Gala, that had a contract with the China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co. Ltd., for the construction of the Houston for a contract price, as amended, of $60,200 and with scheduled delivery in October 2009, in exchange of its ownership interest in the Company's subsidiary Eniwetok Shipping Company Inc., which had a contract with the shipbuilders for the construction of Hull H1108. The Company also acquired the charter party, which Gala had already entered into for Houston (Note 8) for a consideration of $15,000. Assets exchanged were recorded at fair value, measured on the consummation date of the transaction. No gain or loss was recognized as a result of the transaction.

Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

5.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	2011	2010
Pre-delivery installments	$58,000	$34,800
Advances for vessel acquisitions	3,225	-
Capitalized interest and finance costs	1,516	449
Other related costs	699	31
Total	$63,440	$35,280

The movement of the account, during December 31, 2011 and December 31, 2010 was as follows:

	2011	2010
Beginning balance	$35,280	$29,630
- Advances for vessels under construction and other vessel costs	24,919	72,111
- Advances for vessel acquisitions and other vessel costs	3,241	31,647
- Transferred to vessel cost (Note 6)	-	(98,108)
Ending balance	$63,440	$35,280

In April 2010, the Company, through its newly established subsidiaries, Lae and Namu, entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt for each subsidiary. Each newbuilding (H1234, or “Los Angeles” and H1235 to be named “Philadelphia”) has a contract price of $59,000 (reduced to $58,000 due to extra equipment not purchased from the yard).

During 2010 and 2011, the Company paid predelivery installments of an aggregate amount of $20,300 and $11,600, respectively for hull H1234 or “Los Angeles” and $14,500 and $11,600 for hull H1235 or “Philadelphia”. The final instalment for “Los Angeles”, amounting to $26,100 was paid on the vessel's delivery in February 2012 (Note 18). For “Philadelphia” the Company will pay an aggregate amount of $31,900 comprising of one predelivery installment and the delivery installment to be paid on the vessel's delivery which is expected in April 2012 (Notes 11 and 18).

On November 16, 2011, Jemo entered into a memorandum of agreement with a third party company to acquire M/V “Vathy”, renamed “Leto”, an 81,297 dwt Panamax dry bulk carrier, built in 2010, for the purchase price of $32,250. On November 21, 2011, the Company paid a 10% advance of the purchase price, amounting to $3,225 and the balance was paid on January 16, 2012, on the vessel's delivery (Note 18).

As at December 31, 2011 and 2010, the Company had $61,225 and $34,800, respectively, of construction and acquisition installments, and an aggregate amount of $2,215 and $480, respectively, of additional capitalized costs.

Vessels	12 Months Ended
Dec. 31, 2011
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$1,123,105	$(143,762)	$979,343

- Transfer from advances for vessels under construction and acquisition and other vessel costs	98,108	-	98,108
- Acquisition and other vessel costs	134,431	-	134,431
- Depreciation for the year	-	(51,032)	(51,032)
Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

- Deconsolidation of Diana Containerships Inc. (Note 3)	(93,531)	1,599	(91,932)
- Acquisition and other vessel costs	30,124	-	30,124
- Depreciation for the year	-	(52,323)	(52,323)
Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

In January 2011, and following the deconsolidation of Diana Containerships Inc. (Note 3), after its spin-off on January 18, 2011, the cost and accumulated depreciation of the vessels “Sagitta” and “Centaurus” was removed from the consolidated financial statements of the Company.

On May 12, 2011, Bikar, entered into a Memorandum of Agreement for the purchase of M/V “Corona”, renamed “Arethusa”, a 73,593 dwt Panamax dry bulk carrier built in 2007, for the purchase price of $29,990. On May 13, 2011, the Company paid a 10% advance, or $2,999 of the purchase price and the balance was paid on delivery of the vessel on July 7, 2011. Predelivery expenses amounted to $134.

Fourteen of the Company's vessels, having a total carrying value of $397,547 as of December 31, 2011, have been provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland discussed in Note 9. The vessels “Houston”, “New York” and “Arethusa”, having a carrying value of $57,651, $58,609 and $29,456, respectively, as of December 31, 2011 have been provided as collateral to secure the loan facilities with Bremer Landesbank, Deutsche Bank AG and Emporiki Bank of Greece S.A., respectively, discussed in Note 9.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

7.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$518	$(318)	$200

- Land	11,109	-	11,109
- Building acquisition	10,391		10,391
- Additions in equipment	314		314
- Depreciation for the period	-	(172)	(172)
Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the period	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659

On October 21, 2010, the Company's wholly owned subsidiaries Universal and DSA, which were acquired from Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, transferred to DSS their property in land of an aggregate value of $11,109 and building of an aggregate value of $10,391.

Prepaid Charter Revenue, current and non-current	12 Months Ended
Dec. 31, 2011
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue, current and non-current

8.       Prepaid charter revenue, current and non-current

The amounts shown in the accompanying consolidated balance sheets reflect the unamortized balance of an asset recognized by the Company pursuant to the acquisition of Gala in May 2009 and the amount paid in excess of the predelivery installments for the construction of the vessel “Houston”. Gala has time chartered the “Houston” to Jiangsu Shagang Group Co. (“Shagang”) at a gross charter hire rate of $55 per day for a period of a minimum of 59 months and a maximum of 62 months which commenced in November 2009.

The amount recognized as prepaid charter revenue is amortized in revenues over the duration of the time charter contract beginning on the delivery of the vessel to the time charterers. As of December 31, 2011 and 2010, the unamortized balance of the account, net of accumulated amortization of $6,591 and $3,541, respectively, was $8,409 ($3,058 of current and $5,351 of non-current portion) and $11,459 ($3,050 of current and $8,409 of non-current portion), respectively.

The amortization to revenues for 2011, 2010 and 2009 amounted to $3,050, $3,048 and $493, respectively and is included in Time charter revenues in the accompanying consolidated statements of income.

The estimated amortization expense for each of the succeeding years is as follows:

Period			Amount
January 1, 2012	to	December 31, 2012	$3,058
January 1, 2013	to	December 31, 2013	3,050
January 1, 2014	to	October 3, 2014	2,301

Long-term Debt, current and non-current	12 Months Ended
Dec. 31, 2011
Long Term Debt, current and non-current [Abstract]
Long-term debt, current and non-current

9.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2011	2010
Royal Bank of Scotland revolving credit facility	$290,700	$290,700
Bremer Landesbank loan facility	32,800	36,400
Deutsche Bank AG loan facility	35,800	38,200
DnB NOR Bank ASA loan facility	-	19,670
Emporiki Bank of Greece S.A.	15,000	-
Total debt outstanding	$374,300	$384,970
Less related deferred financing costs	(962)	(1,347)
Total debt, net of deferred financing costs	$373,338	$383,623
Current portion of long term debt	$(27,700)	$(7,320)
Long-term debt, non current portion	$345,638	$376,303

Royal Bank of Scotland (“Royal Bank”) revolving credit facility: In February 2005, the Company entered into an agreement with the Royal Bank for a $230,000 secured revolving credit facility, to finance the acquisition of additional dry bulk carrier vessels or cellular container ships, the acquisition of DSS (Note 1) and for working capital. On May 24, 2006, the Company entered into an amended agreement to extend the facility amount to $300,000. Pursuant to the amended agreement, the Company is permitted to borrow amounts up to the facility limit, provided that certain pre-conditions are satisfied and that borrowings do not exceed 75% of the aggregate market value of the mortgaged vessels. The maturity of the credit facility is ten years and the interest rate on amounts drawn is at LIBOR plus a margin ranging from 0.75% to 0.85%. The loan bears commitment fees on the undrawn part of the facility of 0.25% per annum.

The amended facility is available in full for six years from May 24, 2006, the new availability date. At the end of the sixth year and over the remaining period of four years will be reducing in semiannually by $15,000 with a final reduction of $165,000 together with the last semi-annual reduction.

As of December 31, 2011 and December 31, 2010, there was a balance of $20,700 and $0, respectively, included in current portion of long-term debt and $270,000 and $290,700, respectively, included in non-current portion of long-term debt.The unused portion of the facility as at December 31, 2011 and December 31, 2010 amounted to $9,300. The weighted average interest rate of the revolving credit facility as at December 31, 2011 and 2010 was 1.07% and 1.10%, respectively.

The credit facility is secured by a first priority or preferred ship mortgage on fourteen vessels of the Company's fleet (Note 6), assignment of all freights, earnings, insurances and requisition compensation. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the credit facility, as described below.

The credit facility contains covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio (mortgaged vessels' market values at least 120% of the outstanding balance of the credit facility), minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility unless the available credit facility for working capital exceeds this amount and other financial covenants. As at December 31, 2011 and December 31, 2010, the available credit facility for working capital amounted to $9,300, thus exceeding minimum liquidity required amounting to $6,000 as of December 31, 2011 and $5,200 as of December 31, 2010. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility. As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program (Note 12).

Bremer Landesbank (“Bremer”) loan facility: On October 22, 2009, Gala entered into a loan agreement with Bremer to partly finance, or, as the case may be, refinance, the contract price of the vessel “Houston” for an amount of $40,000. The term of the loan is ten years starting from the delivery of the vessel in October 2009. The loan is repayable in 40 quarterly installments of $900 plus one balloon installment of $4,000 to be paid together with the last installment. The loan bears interest at LIBOR plus a margin of 2.15% per annum for the first two years (the “Initial Margin Application Period”). However, upon expiration of the Initial Margin Application Period in November 2011, Bremer did not propose a new margin for the remaining security period or part thereof, for agreement by Gala. An arrangement fee of $150 was paid upon signing of the loan agreement and has been recorded as a contra to debt. The loan bore commitment fees of 0.20% on the undrawn part of the loan, payable quarterly.

The loan is secured by a first priority or preferred ship mortgage on the vessel (Note 6), a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the loan agreement and includes restrictions as to changes in management and ownership of the vessel, additional indebtedness, substitute charters in the case the vessel's current charter is prematurely terminated, as well as minimum requirements regarding hull cover ratio (vessel's market value of at least 120% of the outstanding balance of the loan). Furthermore, the Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default. Also, Gala is required for the duration of the loan to maintain in its current account with the Bank sufficient funds to meet the next repayment installment and interest due at monthly intervals, any other outstanding indebtedness that becomes due with the bank and sufficient funds to cover the anticipated cost of the next special survey of the vessel accumulated at least a year prior to such a survey. As at December 31, 2011 and December 31, 2010, such funds amounted to $744 and $754, respectively.

As of December 31, 2011 and December 31, 2010, there was a balance of $3,600 and $3,600, respectively, included in current portion of long-term debt and $29,200 and $32,800, respectively, included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2011 and 2010 was 2.46% and 2.48%, respectively.

Deutsche Bank AG (“Deutsche”) loan facility: On October 8, 2009, Bikini entered into a loan agreement with Deutsche to partly finance, or, as the case may be, refinance, the contract price of the vessel “New York” (Hull H1107), for an amount of $40,000, but not exceeding 80% of the fair value of the vessel. The term of the loan is five years commencing at vessel delivery in March 2010. The loan is repayable in 19 quarterly installments of $600 and a 20th installment equal to remaining outstanding balance of the loan. The loan bears interest at LIBOR plus a margin of 2.40% per annum. An arrangement fee of $300 was paid on signing the facility agreement. The loan bore commitment fees of 0.50%, on the undrawn part of the loan, payable quarterly in arrears and until the drawdown date.

The loan is secured by a first priority or preferred ship mortgage on the vessel (Note 6), a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants including restrictions as to changes in management and ownership of the vessel, additional indebtedness, as well as minimum requirements regarding hull cover ratio (vessel's market value of at least 125% of the outstanding balance of the loan), minimum liquidity of $400, average cash balance of $10,000, and other financial covenants. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants.

As of December 31, 2011 and December 31, 2010, there was a balance of $2,400 and $2,400, respectively, included in current portion of long-term debt and $33,400 and $35,800, respectively, included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2011 and 2010 was 2.71% and 2.76%, respectively. As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program (Note 12).

Export-Import Bank of China and DnB NOR Bank ASA (“CEXIM and DnB NOR”): On October 2, 2010, Lae and Namu entered into a loan agreement with CEXIM and DnB NOR to finance part of the acquisition cost of the newbuildings H1234 to be named “Los Angeles” and H1235 to be named “Philadelphia”, for an amount of up to $82,600. The loan is available until November 30, 2012 in two advances with each advance not exceeding the lower of $41,300 and the 70% of the market value of the ship relevant to it. The repayment of the loan will be made in 40 quarterly installments of $692.5 for each advance and a balloon of $13,600 payable together with the last installment. Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance. The loan will bear interest at LIBOR plus a margin of 2.50% per annum. The loan bears commitment fees of 0.50% per annum, on the undrawn portion of the loan and an agency fee of $10 to be paid annually until full repayment of the loan. An arrangement and structuring fee of $619.5 was paid on signing the agreement along with the payment of the annual agency fee.

The loan will be secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, a corporate guarantee from DSI and manager's undertakings. The lender may also require additional security, if at any time the market value of the ships becomes less than the 125% of the aggregate of (a) the Loan and (b) the Swap Exposure, if any. Additionally, the borrowers upon drawdown of the loan are required to maintain minimum liquidity of $400 at each operating account, and the guarantor is required to maintain net worth of not less than $150,000 and at least 25% of the total assets and an average cash balance of $10,000. As at December 31, 2011, the Company obtained a waiver from the banks with regards to its share repurchase program (Note 12).

DnB NOR Bank ASA (“DnB NOR”): On July 7, 2010, the Company's then beneficially owned subsidiary, Diana Containerships (Note 3), entered through its wholly-owned ship-owning subsidiaries Likiep Shipping Company Inc. and Orangina Inc., into a loan agreement with DnB NOR to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus” for an amount of up to $40,000. The loan was available until July 31, 2011 in two advances for each vessel with each advance not exceeding the lower of $10,000 and the 25% of the market value of the ship relevant to it. The repayment of the loan would be in 24 quarterly installments of $165 for each advance, and a balloon of $6,040 payable together with the last installment. The loan bore interest at LIBOR plus a margin of 2.40% per annum. An arrangement fee of $400 was paid on signing the facility agreement. The loan bore commitment fees of 0.96%, on the undrawn part of the loan.

As of December 31, 2010, there was a balance of $1,320, included in current portion of long-term debt and $18,350, included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2010 was 2.82%. On January 10, 2011, Likiep and Orangina repaid $330 of the outstanding loan balance. Following the partial spin-off on January 18, 2011 (Note 3), Diana Containerships Inc. and its subsidiaries are no longer consolidated in the Company's consolidated financial statements and as such, there is no balance outstanding under the DnB loan in the Company's consolidated balance sheet as at December 31, 2011.

Emporiki Bank of Greece S.A.: On September 13, 2011, Bikar entered into a loan agreement with Emporiki Bank of Greece S.A., for a loan of up to $15,000 to refinance part of the acquisition cost of m/v “Arethusa”. The loan is repayable in twenty equal semiannual installments of $500 each, starting six months from drawdown and a balloon payment of $5,000 to be paid together with the last installment not later than ten years from the drawdown date. The loan bears interest at LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank. The loan bore commitment fees of 0.50% per annum, on the undrawn portion of the loan. An arrangement fee of $45 was paid on signing the agreement.

The loan is secured with a first priority mortgage on the m/v “Arethusa” (Note 6), charter assignment on all charters exceeding 12 months, first priority general assignment of all earnings, insurances and requisition compensation on the vessel, a corporate guarantee from DSI, manager's undertaking and a first priority pledge on the earnings account and the cash collateral account. The lender may also require additional security, if at any time the market value of the vessel and the cash standing in a pledged account with the bank becomes less than the 120% of the aggregate of (a) the Loan and (b) the Swap Exposure, if any. The loan also has other non-financial and financial covenants, including minimum net worth, minimum cash of $10,000 to be held by DSI and $500 to be held by Bikar and/or the guarantor and maximum leverage.

On September 15, 2011, Bikar drew down $15,000 and as of December 31, 2011, there was a balance of $1,000 included in current portion of long-term debt and $14,000 included in non-current portion of long-term debt. The weighted average interest rate of the loan facility as at December 31, 2011 was 1.34%. As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program (Note 12).

Nordea Bank Finland Plc.: On December 22, 2011, Jemo (the “Borrower”) accepted a term sheet from Nordea Bank Finland Plc, London Branch, for a secured term loan facility in the principal amount of $16,125, to partly finance the acquisition cost of M/V “Vathy” renamed to “Leto” (Notes 5 and 18). The loan will be available in a single drawdown no later than February 29, 2012 and will have a term of five years. It will be repaid in 20 consecutive equal quarterly instalments of $252, commencing three months after the initial borrowing date and a balloon payment of $11,085 payable together with the final quarterly instalment. The loan will bear interest at Libor plus a margin of 2.5% and commitment fees of 0.5% per annum on the undrawn amount under the facility from the date of the commitment letter until drawdown. (Note 18).

The loan will be secured with a corporate guarantee from DSI, a first priority mortgage on the vessel M/V “Leto”, first priority assignment of earnings, first priority pledge of the earnings account, first priority assignment of the time charter (Note 11) and any subsequent charter contracts with a duration of one year or more, first priority assignment of insurances, first priority pledge over the shares of Jemo and manager's letter of subordination of rights. The loan will also have financial covenants such as minimum liquidity of $500 per vessel owned by the guarantor, minimum market-adjusted equity ratio of 25%, minimum market-adjusted net worth of $150 million and minimum hull value of 125% of the outstanding principal amount. Finally, the Company is not permitted to pay any dividends that would result in breach of financial or other covenants.

Total interest incurred on long-term debt for 2011, 2010 and 2009 amounted to $5,129, $4,982, and $3,307, respectively. Of the above amounts, $635, $340, and $363, respectively, were capitalized and included in Vessels and in Advances for vessels under construction and acquisitions and other vessel costs in the accompanying consolidated balance sheets. Interest expense on long-term debt, net of interest capitalized, is included in Interest and finance costs in the accompanying consolidated statements of income. The Company pays commitment fees on the undrawn portion of the facilities, which for 2011, 2010 and 2009 amounted to $468, $361, and $395, respectively of which $422, $110, and $175, respectively are included in Vessels and in Advances for vessels under construction and acquisition and other vessel costs.

The maturities of the Company's debt facilities described above, as at December 31, 2011, and throughout their term are as follows:

Period			Principal Repayment
January 1, 2012	to	December 31, 2012	$27,700
January 1, 2013	to	December 31, 2013	37,000
January 1, 2014	to	December 31, 2014	37,000
January 1, 2015	to	December 31, 2015	63,200
January 1, 2016	to	December 31, 2016	184,600
January 1, 2017	and thereafter		24,800
		Total	$374,300

Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2011
Deferred Revenue, current and non-current [Abstract]
Deferred Revenue, current and non-current

10.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of December 31, 2011 and December 31, 2010 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any deferred revenue resulting from charter agreements providing for varying annual charter rates over their term, which have been accounted for on a straight line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel.

	2011	2010
Hires collected in advance	$3,905	$6,643
Charter revenue resulting from varying charter rates	-	1,901
Unamortized balance of time charter attached	4,231	9,345
Total	$8,136	$17,889
Less current portion	$(8,136)	$(13,662)
Non-current portion	$-	$4,227

As of December 31, 2011 and 2010, cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met amounted to $3,905 and $6,643, respectively, and is included in Deferred revenue, current portion in the accompanying consolidated balance sheets.

In 2007, the Company entered into two long term time charter agreements with unrelated third party companies to charter the vessels “Semirio” and “Aliki” for a period of four years each at varying rates. The Company accounted for the revenues deriving from the above agreements on a straight line basis at the average rate of the agreements, and the balance was recorded in deferred revenue. During 2011, both charter party agreements expired and thus, there is no deferred revenue balance deriving from them. Therefore, as of December 31, 2011, there was no deferred revenue resulting from varying charter rates. As at December 31, 2010, deferred revenue amounted to $1,901, and is included in Deferred revenue, current in the accompanying 2010 consolidated balance sheet.

In December 2007, upon delivery of the vessel “Salt Lake City”, the Company assumed the then existing time charter agreement of the vessel. According to the Company's policy, the time charter agreement was valued on the date of the vessel's delivery and resulted in the recognition of a deferred income (liability) of $25,000. As of December 31, 2011 and 2010, the unamortized balance of the liability amounted to $4,231 and $9,345, respectively, and is included in Deferred revenue, current portion ($4,231 and $5,118, respectively) and non-current portion (nil and $4,227, respectively), in the accompanying consolidated balance sheets. The amortization during 2011, 2010 and 2009 amounted to $5,114, $5,114, and $5,115 and is included in Time charter revenues in the accompanying consolidated statements of income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year other than those that have already been recorded in its consolidated financial statements.

  The Company has entered into shipbuilding contracts for the construction of two Newcastlemax vessels (Note 5). As at December 31, 2011, the remaining installments under the contract for the construction of hull H1234, named “Los Angeles”, amounted to $26,100 and for the construction of hull H1235, to be named “Philadelphia”, amounted to $31,900.

  As of December 31, 2011, all our vessels (including those scheduled to be delivered after December 31, 2011) had fixed non-cancelable time charter contracts, the last of which expires in June 2016 (latest redelivery date), under the following terms:

Vessel Name	Daily time charter gross rate (in U.S. Dollars)	Date delivered to charterer	Charterer redelivery option periods
Nirefs	$12,250	18-Dec-11	18-Jan-13	-	18-Apr-13
Alcyon	$34,500	21-Feb-08	21-Nov-12	-	21-Feb-13
Triton	$19,500	11-Dec-10	11-Nov-13	-	11-Feb-14
Oceanis	$19,750	17-Sep-10	17-Aug-12	-	1-Nov-12
Dione	$20,500	26-Sep-10	26-Jul-12	-	26-Nov-12
Danae	$15,600	18-Apr-11	18-Mar-13	-	18-May-13
Protefs	$11,750	6-Aug-11	6-Jul-12	-	6-Oct-12
Calipso	$12,250	11-Oct-11	11-Aug-13	-	11-Dec-13
Clio	$25,000	8-May-10	8-Apr-12	-	8-Jun-12
Erato	$12,200	26-Nov-11	26-Dec-12	-	10-Apr-13
Thetis	$13,750	23-Feb-11	28-Jan-12	-	28-Jan-12
Coronis	$24,000	6-Apr-10	6-Mar-12	-	21-Jun-12
Naias	$19,750	24-Sep-10	24-Aug-12	-	24-Oct-12
Sideris	$30,500	16-Oct-10	16-Feb-13	-	16-Jun-13
Aliki	$26,500	1-Mar-11	1-Feb-16	-	1-Apr-16
Semirio	$17,350	30-May-11	15-Mar-13	-	14-Aug-13
Boston	$14,000	29-Oct-11	29-Aug-13	-	29-Dec-13
SLC	$55,800	28-Sep-07	28-Aug-12	-	28-Oct-12
Norfolk	$74,750	12-Feb-08	12-Jan-13	-	12-Mar-13
New York	$48,000	3-Mar-10	3-Jan-15	-	3-May-15
Melite	$16,500	1-Feb-11	1-Jan-13	-	1-Mar-13
Houston	$55,000	3-Nov-09	3-Oct-14	-	3-Jan-15
Alcmene	$20,250	20-Nov-10	5-Oct-12	-	4-Jan-13
Arethusa	$13,250	8-Jul-11	24-May-12	-	23-Aug-12
Leto	$12,900	17-Jan-12	17-Jan-14	-	17-Nov-14
Los Angeles	$18,000	9-Feb-12	9-Dec-15	-	9-Apr-16
Philadelphia	$18,000	30-Apr-12	30-Dec-15	-	30-Jun-16

Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2011
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

12.       Capital Stock and Changes in Capital Accounts

  Preferred stock and common stock: Under the amended articles of incorporation in May 2008 discussed in Note 1, the Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share and of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In February 2005, the Company adopted an equity incentive plan (the “Plan”) which entitles the Company's employees, officers and directors to receive options to acquire the Company's common stock. A total of 2,800,000 shares of common stock are available for issuance under the plan. The plan is administered by the Company's Board of Directors. Under the terms of the plan, the Company's Board of Directors is able to grant a) incentive stock options, b) non-qualified stock options, c) stock appreciation rights, d) dividend equivalent rights, e) restricted stock, f) unrestricted stock, g) restricted stock units, and h) performance shares. No options, stock appreciation rights or restricted stock units can be exercisable prior to the first anniversary or subsequent to the tenth anniversary of the date on which such award was granted. The plan will expire 10 years from the adoption of the plan by the Board of Directors. On October 21, 2008, the Stock Incentive Plan was amended and restated. Under the amended and restated Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company. The Company's Board of Directors delegated to the members of the Compensation Committee its authority as Administrator of the Plan to vest restricted stock awards granted under the Plan in the event of the grantee's death. On May 2, 2011, the Company's board of directors approved to adopt the Diana Shipping Inc. 2011 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2005 Equity Incentive Plan. Under the 2011 Equity Incentive Plan, an aggregate of 5,000,000 common shares will be available for issuance under the Plan.

During 2011, the Company's Board of Directors approved the grant of 616,055 shares of restricted common stock to executive management and non-executive directors pursuant to the Company's 2005 equity incentive plan as amended in 2008, and in accordance with terms and conditions of Restricted Shares Award Agreements signed by the grantees, having a fair value of $7,787. The restricted shares will vest over a period of 3 years by one-third each year, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares.

The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments. All share-based compensation provided to employees is recognized in accordance with the relevant guidance, and is included in General and administrative expenses in the accompanying consolidated statements of income.

Restricted stock during the years ended December 31, 2011, 2010 and 2009 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2008	675,500	$19.07
Granted	364,200	$12.10
Vested	(125,167)	$20.28
Forfeited or expired	-	$-
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	$14.29
Vested	(246,572)	$16.25
Forfeited or expired	-	$-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	$12.64
Vested	(419,880)	$15.44
Forfeited or expired	-	$-
Outstanding at December 31, 2011	1,384,062	$14.07

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated income statement over the respective vesting periods. During 2011, 2010, and 2009, an amount of $8,087, $6,151, and $3,944, respectively, was recognized in General and administrative expenses. At December 31, 2011 and 2010, the total unrecognized cost relating to restricted share awards was $13,212 and $13,512, respectively. At December 31, 2011, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.04 years.

  Dividend Reinvestment and Direct Stock Purchase Plan (“DRIP”): In April 2008, the Company entered into a Plan for 2,500,000 shares of common stock to allow existing shareholders to purchase additional common stock by reinvesting all or a portion of the dividends paid on their common stock and by making optional cash investments and new investors to enter into the Plan by making an initial investment. During the period from January 1, 2011 until its termination in April 2011, 1,640 shares were issued pursuant to the DRIP in addition to the 21,187 shares issued as at December 31, 2010.

  Share repurchase agreement: In December 2011, the Company entered into an agreement with Goldman, Sachs & Co. (the “Broker”) to repurchase its stock according to Rule 10b5-1(c)(l) and to the extend applicable to Rule 10b-18 under the Securities and Exchange Act of 1934. Under the terms of the agreement the Broker may purchase shares in the open market or through privately negotiated transactions. The agreement will terminate the earlier of February 29, 2012 and the date the purchased stock amounts to $10,000 (excluding commissions), unless there are other conditions to terminate the agreement earlier. As at December 31, 2011, the Company had repurchased 154,091 shares, amounting to $1,187, which were cancelled.

  Diana Containerships Inc.: On April 6, 2010, the Company invested $50,000 in a private offering of 5,892,330 shares of common stock of Diana Containerships pursuant to Rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, and acquired 3,333,333 common shares of Diana Containerships. The difference between the consideration paid by Diana during the offering and the book value of Diana's share in Diana Containerships's net proceeds from the offering, amounting $3,438, was recognized directly as an adjustment to additional paid-in capital.

On April 6, 2010, Diana Containerships issued 213,331 common shares of restricted stock with a grant date fair value of $3,200 to its executive officers, of which 25%, or 53,335 shares, vested on May 6, 2010 and the remaining shares vest ratably over three years by one-third each year. For 2010, an amount of $1,331 was recognized in General and administrative expenses, of which $604 is attributable to non-controlling interests, while for 2011, and until DCI's spin-off, $7 were recognized in General and administrative expenses.

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

13.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Voyage Expenses
Bunkers	$(1,663)	$(652)	$779
Commissions charged by third parties	11,963	12,889	11,273
Miscellaneous	297	155	(87)
Total	$10,597	$12,392	$11,965

Vessel Operating Expenses
Crew wages and related costs	$31,497	$28,406	$23,922
Insurance	4,369	4,181	3,410
Spares and consumable stores	12,686	12,691	9,149
Repairs and maintenance	5,903	6,257	4,043
Tonnage taxes (Note 16)	318	306	273
Other operating expenses	602	744	572
Total	$55,375	$52,585	$41,369

Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]
Interest and Finance Costs

14.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Interest expense	$4,494	$4,642	$2,944
Amortization of financing costs	278	263	65
Commitment fees and other costs	152	308	275
Total	$4,924	$5,213	$3,284

Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

15.       Earnings per Share

All shares issued (including the restricted shares issued under the Company's Incentive Plan) are the Company's common stock and have equal rights to vote and participate in dividends upon their vesting. The calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed.

For 2011, 2010 and 2009, the denominator of the diluted earnings per share calculation includes 42,574, 125,462 and 102,689 shares, being the number of incremental shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. For purposes of calculating the numerator of the 2010 diluted Earnings per Share (“EPS”), Diana Containerships's diluted Earnings/Losses per Share is multiplied by the number of shares held by the Company weighted for the period they were outstanding. The result substitutes the Company's share of the actual earnings/ losses of Diana Containerships.

	2011		2010		2009
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income attributed to Diana Shipping Inc.	$107,497	$107,497	$128,779	$128,779	$121,498	$121,498

Weighted average number of common shares outstanding	81,081,774	81,081,774	80,682,770	80,682,770	78,282,775	78,282,775
Incremental shares	-	42,574	-	125,462	-	102,689
Total shares outstanding	81,081,774	81,124,348	80,682,770	80,808,232	78,282,775	78,385,464

Earnings per share	$1.33	$1.33	$1.60	$1.59	$1.55	$1.55

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

16.       Income Taxes

Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of income.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are “residents” of the Company's country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock, (“5 Percent Override Rule”).

The Company and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2011, 2010 and 2009 taxable years, and the Company takes this position for United States federal income tax return reporting purposes. However, there are factual circumstances beyond the Company's control that could cause it to lose the benefit of this tax exemption in future years and thereby become subject to United States federal income tax on its United States source income such as if, for a particular taxable year, other shareholders with a five percent or greater interest in the Company's stock were, in combination with the Company's existing 5% shareholders, to own 50% or more of the Company's outstanding shares of its stock on more than half the days during the taxable year.

The Company estimates that since no more than the 50% of its shipping income would be treated as being United States source income, the effective tax rate is expected to be 2% and accordingly it anticipates that the impact on its results of operations will not be material. The Company believes that it satisfies the Publicly-Traded Test and all of its United States source shipping income is exempt from U.S. federal income tax. Based on its U.S. source Shipping Income for 2011, 2010 and 2009, the Company would be subject to U.S. federal income tax of approximately $0.2 million, $0.2 million and $0.2 million, respectively, in the absence of an exemption under Section 883.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

17.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In May 2009, the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is used as an economic hedge agreement and does not meet the criteria for hedge accounting; therefore, the changes in its fair value are recognized in earnings.

As of December 31, 2011 and 2010, the fair value of the floor resulted in losses of $1,053 and $1,187 respectively, and the cap in gains of $23 and $196, respectively, resulting to an aggregate loss of $1,030 in 2011 and $991 in 2010, both separately presented in the accompanying consolidated financial statements.

During 2011, 2010 and 2009, the Company incurred losses from the swap amounting to $737, $1,477 and $505, respectively, separately presented as Loss from derivative instruments in the accompanying consolidated statements of income. The fair value of the collar agreement determined through Level 2 inputs of the fair value hierarchy as defined in 820-10-35-47 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), is derived principally from or corroborated by observable market data. Inputs include interest rates, yield curves and other items that allow value to be determined.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

18.       Subsequent Events

  Vessel delivery and loan agreement: On January 16, 2012, the Company took delivery of m/v Vathy, renamed to “Leto” (Note 5) and paid the delivery installment of $29,025. Part of the acquisition cost of the vessel was paid with proceeds under the loan facility with Nordea Bank discussed in Note 9, the Company entered into on February 7, 2012. On the same date, the Company drew down the full amount of $16,125 and paid an aggregate amount of $204 of arrangement and commitment fees.

  Vessel delivery and loan drawdown: On February 8, 2012, the Company took delivery of Hull 1234, named “Los Angeles” and paid the delivery installment of $26,100 (Note 5). On February 15, 2012, the Company drew down $37,450 under the loan facility with Cexim and DnB NOR discussed in Note 9, to finance part of the construction cost of the vessel.

  Annual Incentive Bonus: On February 22, 2012 the Company's Board of Directors approved a cash bonus of about $2,548 to all employees and executive management of the Company and 667,614 shares of restricted common stock awards to executive management and non-executive directors, pursuant to the Company's 2005 equity incentive plan as amended in 2008. The fair value of the restricted shares based on the closing price on the date of the Board of Directors' approval was about $6,095 and will be recognized in income ratably over the restricted shares vesting period which will be 3 years.

  Diana Enterprises Inc.: On February 22, 2011 the Brokerage Services Agreement between DSS and Diana Enterprises (Note 4) was terminated and replaced with a new agreement. Diana Enterprises will provide the Company, through DSS, brokerage services for a period of five years from the date of the agreement and for an annual lump sum commission of $2,384 paid quarterly in advance and effective retroactively from January 1, 2012.

  Vessel under construction: On March 12, 2012, the Company paid one additional predelivery installment for the construction of hull H1235, to be named “Philadelphia”, amounting to $5,800.

  New construction contracts: On March 28, 2012, Erikub Shipping Company Inc. and Wotho Shipping Company Inc., each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one 76,000 dwt ice class Panamax dry bulk carrier for each subsidiary for the contract price of $29,000 each. The two vessels are expected to be delivered in the fourth quarter of 2013.

  New vessel acquisition: On March 30, 2012, we entered into a Memorandum of Agreement to purchase from an unaffiliated third party, a 2005 built Panamax dry bulk carrier of 76,225 dwt, for a price of $20,650. On April 12, 2012 we paid a 20% advance, or $4,130 of the purchase price. The vessel, to be renamed “Melia”, is expected to be delivered to the Company by the sellers in April 2012.

Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (loss)

  Other Comprehensive Income / (loss): The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity.

Foreign Currency Translation

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and Cash Equivalents

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

Accounts Receivable, Trade

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2011 and 2010.

Inventories

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the cut- off date a vessel has been redelivered by its previous charterers and has not yet been delivered to the new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

Vessel Cost

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

Prepaid/Deferred Charter Revenue

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The guidance requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

  The Company evaluates the carrying amounts (primarily for vessels and related deferred dry-dock and special survey costs) and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 1 year time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2011 as the undiscounted projected cash flows exceeded their carrying value.

  No impairment loss was identified or recorded for 2011, 2010 and 2009, and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

Assets held for sale

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”, when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

Reporting of discontinued operations

  Reporting of discontinued operations: The current and prior year periods' results of operations and cash flows of assets (disposal groups) classified as held for sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal.

Vessel Depreciation	Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Diana Containerships, consolidated in the financial statements for the year ended December 31, 2010 estimated the useful life of containerships to be 30 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
Accounting for Dry-Docking Costs

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Financing Costs

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the loan facilities not used at the balance sheet date, according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

Property and equipment

  Property and equipment: The Company acquired in 2010 the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation, but it is reviewed for impairment. As at December 31, 2011 and 2010, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future. The building which consists of office space, a warehouse and parking spaces has an estimated useful life of 55 years with no residual value and depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles. The useful life of the office furniture, equipment and vehicles is 5 years; and the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

Concentration of Credit Risk

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Accounting for Revenues and Expenses

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

Repairs and Maintenance

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

Earnings per Common Share

  Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Variable Interest Entities

  Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance.  ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement.

  The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. As of December 31, 2011 and 2010, no such interests existed.

Fair Value Measurements

  Fair Value Measurements: ASC 820 “Fair Value Measurements and Disclosures”, provides guidance for using fair value to measure assets and liabilities. The guidance also responds to investors' requests for expanded information about the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. The guidance describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The guidance clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the guidance establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Under the guidance, fair value measurements would be separately disclosed by level within the fair value hierarchy. Financial statements should include disclosures for transfers in and out of Level 1 and Level 2 fair value measurements and description for the reason for transfer, for inputs and valuation techniques for fair value measurements that fall in either Level 2 or Level 3 and for the level of disaggregation.

Share Based Payment

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is re-measured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Derivatives

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is considered as an economic hedge agreement as it does not meet the criteria of hedge accounting; therefore, the change in its fair value is recognized in earnings (Note 17).

Equity Method Investments

  Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method the Company records such an investment at cost, and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received reduce the carrying amount of the investment. When the Company's share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the entity.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurements, Amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and IFRS (Topic 820). The ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments are being made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011. Earlier application is not permitted. The provisions of ASU 2011-04 are not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income, Presentation of Comprehensive Income (Topic 220), which revises the manner in which entities present comprehensive income in their financial statements. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This Update eliminates that option. In addition, current U.S. GAAP does not require consecutive presentation of the statement of net income and other comprehensive income. Finally, current U.S. GAAP does not require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income, which is required by the guidance in this Update. These changes apply to both annual and interim financial statements. These improvements will help financial statement users better understand the causes of an entity's change in financial position and results of operations. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this Update were adopted by the Company as of June 30, 2011 and accordingly statements of comprehensive income are presented in Company's consolidated financial statements as of December 31, 2011.

Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2011	2010	2009
A	18%	16%	23%
B	12%	18%	21%
C	11%	10%	11%
D	-	-	14%

Advances for vessels under construction and acquisitions and other vessel costs (Tables)	12 Months Ended
Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Advances For Property Plant And Equipment [Table Text Block]
	2011	2010
Pre-delivery installments	$58,000	$34,800
Advances for vessel acquisitions	3,225	-
Capitalized interest and finance costs	1,516	449
Other related costs	699	31
Total	$63,440	$35,280

Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2011	2010
Beginning balance	$35,280	$29,630
- Advances for vessels under construction and other vessel costs	24,919	72,111
- Advances for vessel acquisitions and other vessel costs	3,241	31,647
- Transferred to vessel cost (Note 6)	-	(98,108)
Ending balance	$63,440	$35,280

Vessels (Tables)	12 Months Ended
Dec. 31, 2011
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$1,123,105	$(143,762)	$979,343

- Transfer from advances for vessels under construction and acquisition and other vessel costs	98,108	-	98,108
- Acquisition and other vessel costs	134,431	-	134,431
- Depreciation for the year	-	(51,032)	(51,032)
Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

- Deconsolidation of Diana Containerships Inc. (Note 3)	(93,531)	1,599	(91,932)
- Acquisition and other vessel costs	30,124	-	30,124
- Depreciation for the year	-	(52,323)	(52,323)
Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$518	$(318)	$200

- Land	11,109	-	11,109
- Building acquisition	10,391		10,391
- Additions in equipment	314		314
- Depreciation for the period	-	(172)	(172)
Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the period	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659

Prepaid charter revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Amortization [Table Text Block]
Period			Amount
January 1, 2012	to	December 31, 2012	$3,058
January 1, 2013	to	December 31, 2013	3,050
January 1, 2014	to	October 3, 2014	2,301

Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2011	2010
Royal Bank of Scotland revolving credit facility	$290,700	$290,700
Bremer Landesbank loan facility	32,800	36,400
Deutsche Bank AG loan facility	35,800	38,200
DnB NOR Bank ASA loan facility	-	19,670
Emporiki Bank of Greece S.A.	15,000	-
Total debt outstanding	$374,300	$384,970
Less related deferred financing costs	(962)	(1,347)
Total debt, net of deferred financing costs	$373,338	$383,623
Current portion of long term debt	$(27,700)	$(7,320)
Long-term debt, non current portion	$345,638	$376,303

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2012	to	December 31, 2012	$27,700
January 1, 2013	to	December 31, 2013	37,000
January 1, 2014	to	December 31, 2014	37,000
January 1, 2015	to	December 31, 2015	63,200
January 1, 2016	to	December 31, 2016	184,600
January 1, 2017	and thereafter		24,800
		Total	$374,300

Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2011	2010
Hires collected in advance	$3,905	$6,643
Charter revenue resulting from varying charter rates	-	1,901
Unamortized balance of time charter attached	4,231	9,345
Total	$8,136	$17,889
Less current portion	$(8,136)	$(13,662)
Non-current portion	$-	$4,227

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule Of Fixed Non Cancelable Time Charter Contracts [Table Text Block]
Vessel Name	Daily time charter gross rate (in U.S. Dollars)	Date delivered to charterer	Charterer redelivery option periods
Nirefs	$12,250	18-Dec-11	18-Jan-13	-	18-Apr-13
Alcyon	$34,500	21-Feb-08	21-Nov-12	-	21-Feb-13
Triton	$19,500	11-Dec-10	11-Nov-13	-	11-Feb-14
Oceanis	$19,750	17-Sep-10	17-Aug-12	-	1-Nov-12
Dione	$20,500	26-Sep-10	26-Jul-12	-	26-Nov-12
Danae	$15,600	18-Apr-11	18-Mar-13	-	18-May-13
Protefs	$11,750	6-Aug-11	6-Jul-12	-	6-Oct-12
Calipso	$12,250	11-Oct-11	11-Aug-13	-	11-Dec-13
Clio	$25,000	8-May-10	8-Apr-12	-	8-Jun-12
Erato	$12,200	26-Nov-11	26-Dec-12	-	10-Apr-13
Thetis	$13,750	23-Feb-11	28-Jan-12	-	28-Jan-12
Coronis	$24,000	6-Apr-10	6-Mar-12	-	21-Jun-12
Naias	$19,750	24-Sep-10	24-Aug-12	-	24-Oct-12
Sideris	$30,500	16-Oct-10	16-Feb-13	-	16-Jun-13
Aliki	$26,500	1-Mar-11	1-Feb-16	-	1-Apr-16
Semirio	$17,350	30-May-11	15-Mar-13	-	14-Aug-13
Boston	$14,000	29-Oct-11	29-Aug-13	-	29-Dec-13
SLC	$55,800	28-Sep-07	28-Aug-12	-	28-Oct-12
Norfolk	$74,750	12-Feb-08	12-Jan-13	-	12-Mar-13
New York	$48,000	3-Mar-10	3-Jan-15	-	3-May-15
Melite	$16,500	1-Feb-11	1-Jan-13	-	1-Mar-13
Houston	$55,000	3-Nov-09	3-Oct-14	-	3-Jan-15
Alcmene	$20,250	20-Nov-10	5-Oct-12	-	4-Jan-13
Arethusa	$13,250	8-Jul-11	24-May-12	-	23-Aug-12
Leto	$12,900	17-Jan-12	17-Jan-14	-	17-Nov-14
Los Angeles	$18,000	9-Feb-12	9-Dec-15	-	9-Apr-16
Philadelphia	$18,000	30-Apr-12	30-Dec-15	-	30-Jun-16

Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2008	675,500	$19.07
Granted	364,200	$12.10
Vested	(125,167)	$20.28
Forfeited or expired	-	$-
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	$14.29
Vested	(246,572)	$16.25
Forfeited or expired	-	$-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	$12.64
Vested	(419,880)	$15.44
Forfeited or expired	-	$-
Outstanding at December 31, 2011	1,384,062	$14.07

Voyage and vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Abstract]
Schedule Of Voyage And Vessel Operating Expenses Analysis [Table Text Block]
	2011	2010	2009
Voyage Expenses
Bunkers	$(1,663)	$(652)	$779
Commissions charged by third parties	11,963	12,889	11,273
Miscellaneous	297	155	(87)
Total	$10,597	$12,392	$11,965

Vessel Operating Expenses
Crew wages and related costs	$31,497	$28,406	$23,922
Insurance	4,369	4,181	3,410
Spares and consumable stores	12,686	12,691	9,149
Repairs and maintenance	5,903	6,257	4,043
Tonnage taxes (Note 16)	318	306	273
Other operating expenses	602	744	572
Total	$55,375	$52,585	$41,369

Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2011	2010	2009
Interest expense	$4,494	$4,642	$2,944
Amortization of financing costs	278	263	65
Commitment fees and other costs	152	308	275
Total	$4,924	$5,213	$3,284

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2011		2010		2009
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income attributed to Diana Shipping Inc.	$107,497	$107,497	$128,779	$128,779	$121,498	$121,498

Weighted average number of common shares outstanding	81,081,774	81,081,774	80,682,770	80,682,770	78,282,775	78,282,775
Incremental shares	-	42,574	-	125,462	-	102,689
Total shares outstanding	81,081,774	81,124,348	80,682,770	80,808,232	78,282,775	78,385,464

Earnings per share	$1.33	$1.33	$1.60	$1.59	$1.55	$1.55

Basis of presentation and general information, textual 1 (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008
Basis of Presentation and General Information [Abstract]
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation	Mar 8, 1999
Common Stock Shares Authorized	200,000,000	200,000,000	100,000,000

Basis of presentation and general information, textual 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
[SkyvanShippingCompanySaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,311
[BuenosAiresCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,247
[HuskyTradingSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,336
[PanamaCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,211
[EatonMarineSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,106
[ChorreraCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,172
[CypresEnterprisesCorpMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,630
[DarienCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,691
[CeradaInternationalSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	169,883
[TexfordMaritimeSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,691
[UrbinaBayTradingSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	74,444
[ChangameCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,583
[VestaCommercialSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	74,381
[DianaShippingServicesSaMember] | [EquityMethodInvesteeMember]
Capacity By Subsidiary And Fees [Line Items]
Commissions On Charters	1.00%
Monthly Administrative Fee	$ 10
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	20
[AilukShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,546
[BikiniShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	177,773
[JaluitShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	174,186
[KiliShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	174,261
[KnoxShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	180,235
[LibShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	177,828
[MajuroShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	93,193
[TakaShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	76,436
[GalaPropertiesIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	177,729
[LaeShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
[NamuShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
[BikarShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,593
Contract Price Of Vessels To Be Acquired	29,990
[JemoShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	81,297
Contract Price Of Vessels To Be Acquired	$ 32,250
[MarfortNavigationCompanyLimitedMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	171,810
[SilverChandraShippingCompanyLimitedMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	164,218

Basis of presentation and general information, details (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Concentration Risk Number Of Customers	three	three	four
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	16.00%	23.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	18.00%	21.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	10.00%	11.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.00%

Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Provision for Doubtful Accounts	$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use	0	0	0
Impairment of Real Estate	$ 0	$ 0
Time Period Considered	10 year average of 1 year time charters
Assumed Inflation Percentage	3.00%
Assumed Vessel Utilization	98.00%
Off Hire Percentage	1.00%

Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details)	12 Months Ended
Dec. 31, 2011
[DrybulkersMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years
[ContainershipsMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30 years
[BuildingMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	55 years
[OfficeEquipmentMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
[VehiclesMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
[ComputerEquipmentMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
[SoftwareMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years

Significant Accounting Policies and Recent Accounting Pronouncements, textuals 3 (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2009
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000

Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 [EquityMethodInvesteeMember]	Dec. 31, 2010 [SubsidiariesMember]
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Transaction Date			Jun 15, 2011	Apr 6, 2010
Sale of Stock, Consideration Received on Transaction				$ 85,281
Payments to Acquire Interest in Subsidiaries and Affiliates			20,000	50,000
Common Stock Issued And Outstanding				6,106,161
Sale of Stock, Percentage of Ownership after Transaction				54.60%
Spinoff Transaction Shares	2,667,015
Spinoff Transaction Of Ownership Percentage	80.00%
Noncontrolling Interest, Ownership Percentage by Parent	11.00%
Dividends, Common Stock, Stock	36,982
Sale of Stock, Number of Shares Issued in Transaction			14,250,000	5,892,330
Sale of Stock, Price Per Share			$ 7.5
Equity Method Investment Purchase Of Interest By Parent			2,666,667
Equity Method Investment, Ownership Percentage			14.45%
Percentage Of Representation In Executive Committee			100.00%
Equity Method Investments	29,842	0
Equity Method Investment, Quoted Market Value	18,101
Share Price	$ 5.43
Income (Loss) from Equity Method Investments	1,207
Operating Income Loss From Equity Method Investments	606
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary	601
Equity Method Investment, Dividends or Distributions	600
Dividends Receivable	$ 500

Related parties (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 [AltairTravelAgencySaMember] USD ($)	Dec. 31, 2010 [AltairTravelAgencySaMember] USD ($)	Dec. 31, 2010 [AltairTravelAgencySaMember] EUR (€)	Dec. 31, 2009 [AltairTravelAgencySaMember] USD ($)	Dec. 31, 2010 [UniversalShippingAndRealEstatesIncMember] USD ($)	Dec. 31, 2010 [UniversalShippingAndRealEstatesIncMember] EUR (€)	Dec. 31, 2009 [UniversalShippingAndRealEstatesIncMember] USD ($)	Dec. 31, 2010 [DianaShippingAgenciesSaMember] USD ($)	Dec. 31, 2010 [DianaShippingAgenciesSaMember] EUR (€)	Dec. 31, 2009 [DianaShippingAgenciesSaMember] USD ($)	Dec. 31, 2011 [DianaEnterprisesIncMember] USD ($)	Dec. 31, 2010 [DianaEnterprisesIncMember] USD ($)	Dec. 31, 2011 [EquityMethodInvesteeMember] USD ($)	Dec. 31, 2010 [PoinsettiaManagementLtdMember] USD ($)	Dec. 31, 2009 [GalaPropertiesIncMember] USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 1,799,000	$ 1,628,000		$ 1,385,000							$ 1,704,000	$ 1,570,000
Operating Lease Monthly Rental Payments					6,330			24,530			23,788
Operating Leases, Rent Expense				76,000		19,000	304,000		216,000	283,000		146,000
Due to related parties	226,000	279,000	153,000	206,000
Annual Brokerage Fee													1,652,000		1,040,000
Due from Related Parties	263,000	0													263,000
Related Party Transaction, Other Revenues from Transactions with Related Party															1,117,000
Business Acquisition, Date of Acquisition Agreement																2010/10/08	2009/04/13
Business Acquisition, Percentage of Voting Interests Acquired																100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid																21,500,000
Business Acquisition, Purchase Price Allocation, Assets Acquired																	60,200,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																	$ 15,000,000

Advances for vessels under construction and acquisitions and other vessel costs, detail 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advances For Property Plant And Equipment [Abstract]
Pre-delivery installments	$ 58,000	$ 34,800
Advances For Vessel Acquisitions	3,225
Capitalized interest and finance costs	1,516	449
Other related costs	699	31
Total	$ 63,440	$ 35,280	$ 29,630

Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 35,280	$ 29,630
Advances for vessels under construction and other vessel costs	24,919	72,111
Advances For vessel acquisitions and other vessel costs	3,241	31,647
Transferred to vessel cost	0	(98,108)
Ending balance	$ 63,440	$ 35,280

Advances for vessels under construction and acquisitions and other vessel costs, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Advances For Property Plant And Equipment [Line Items]
Pre-delivery installments	$ 58,000	$ 34,800
Total Vessel Advances And Construction Payments	61,225	34,800
Costs Capitalised In Advances For Vessel Acquisitions And Construction	2,215	480
[LaeShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
Adjusted Contract Price Of Vessels Under Construction	58,000
Pre-delivery installments	11,600	20,300
Unrecorded Unconditional Purchase Obligation	26,100
[NamuShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
Adjusted Contract Price Of Vessels Under Construction	58,000
Pre-delivery installments	11,600	14,500
Unrecorded Unconditional Purchase Obligation	31,900
[JemoShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Vessel Capacity	81,297
Contract Price Of Vessels To Be Acquired	32,250
Percentage Of Advances For Vessels To Acquire	10.00%
Payment Of Vessel Advances	$ 3,225

Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,355,644	$ 1,123,105
Transfer from advances for vessels under construction and acquisition and other vessels costs	0	98,108
Deconsolidation of Diana Containerships Inc.	(93,531)
Acquisitions and other vessel costs	30,124	134,431
Vessels, Ending Balance	1,292,237	1,355,644
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(194,794)	(143,762)
Deconsolidation of Diana Containerships Inc.	1,599
Depreciation	(52,323)	(51,032)
Accumulated depreciation, Ending Balance	(245,518)	(194,794)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,160,850	979,343
Vessels net book value, Ending Balance	$ 1,046,719	$ 1,160,850

Vessels, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Assets Disposed of by Method Other than Sale, in Period of Disposition, Method of Disposal	In January 2011, and following the deconsolidation of Diana Containerships Inc. (Note 3), after its spin-off on January 18, 2011, the cost and accumulated depreciation of the vessels “Sagitta” and “Centaurus” was removed from the consolidated financial statements of the Company.
[LineOfCreditMember]
Property, Plant and Equipment [Line Items]
Number Of Vessels Collateral For Debt	14
Property Plant And Equipment Collateral For Debt	397,547
[BremerLandesbankLoanFacilityMember]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	57,651
[DeutscheBankAgLoanFacilityMember]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	58,609
[EmporikiBankOfGreeceSaLoanFacilityMember]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	29,456
[BikarShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Vessel Capacity	73,593
Contract Price Of Vessels To Be Acquired	29,990
Percentage Of Advances For Vessels To Acquire	10.00%
Payment Of Vessel Advances	2,999
Costs Capitalised In Vessels	134

Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property And Equipment Net, Ending Balance	$ 21,659	$ 21,842
[EquipmentAndBuildingImprovementsMember]
Property, Plant and Equipment [Line Items]
Beginning Balance	22,332	518
Additions in property and equipment	220	314
Ending Balance	22,552	22,332
Accumulated Depreciation, Property and Equipment, Beginning Balance	(490)	(318)
Depreciation for the period	(403)	(172)
Accumulated Depreciation, Property and Equipment, Ending Balance	(893)	(490)
Property And Equipment Net, Beginning Balance	21,842	200
Property And Equipment Net, Ending Balance	21,659	21,842
[LandMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment		11,109
[BuildingMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment		$ 10,391

Property and equipment detail, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
[LandMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment	$ 11,109
[BuildingMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment	$ 10,391

Prepaid charter revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract [Line Items]
Prepaid Charter Revenue Current	$ 3,058	$ 3,050
Prepaid Charter Revenue Non Current	5,351	8,409
[HoustonMember]
Contract [Line Items]
Gross Charter Rate	55
Accumulated Amortization Prepaid Charter Revenue	6,591	3,541
Prepaid Charter Revenue	8,409	11,459
Prepaid Charter Revenue Current	3,058	3,050
Prepaid Charter Revenue Non Current	5,351	8,409
Prepaid Charter Revenue Amortization	$ 3,050	$ 3,048	$ 493
[HoustonMember] | [MinimumMember]
Contract [Line Items]
Contract Duration	59 months
[HoustonMember] | [MaximumMember]
Contract [Line Items]
Contract Duration	62 months

Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Prepaid Charter Revenue [Abstract]
Future Amortization Expense, Year One	$ 3,058
Future Amortization Expense, Year Two	3,050
Future Amortization Expense, Year Three	$ 2,301

Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total debt outstanding	$ 374,300	$ 384,970
Deferred financing costs	(962)	(1,347)
Total debt, net of deferred financing costs	373,338	383,623
Current portion of long-term debt	27,700	7,320
Long-term debt, non-current portion	345,638	376,303
[LineOfCreditMember]
Debt Instrument [Line Items]
Total debt outstanding	290,700	290,700
Current portion of long-term debt	20,700	0
Long-term debt, non-current portion	270,000	290,700
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	32,800	36,400
Current portion of long-term debt	3,600	3,600
Long-term debt, non-current portion	29,200	32,800
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	35,800	38,200
Current portion of long-term debt	2,400	2,400
Long-term debt, non-current portion	33,400	35,800
[DnbNorBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding		19,670
Current portion of long-term debt		1,320
Long-term debt, non-current portion		18,350
[EmporikiBankOfGreeceSaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	15,000
Current portion of long-term debt	1,000
Long-term debt, non-current portion	$ 14,000

Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Current portion of long-term debt	$ 27,700	$ 7,320
Long-term debt, non-current portion	345,638	376,303
[RoyalBankOfScotlandRevolvingCreditFacilityFebruary2005Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	February 2005
Line of Credit Facility, Maximum Borrowing Capacity	230,000
[LineOfCreditMember]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	May 24, 2006
Line of Credit Facility, Maximum Borrowing Capacity	300,000
Percentage Of Borrowings To Market Value	75.00%
Line of Credit Facility, Expiration Date	ten years
Line of Credit Facility, Interest Rate Description	Libor plus margin ranging from 0.75% to 0.85%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Line of Credit Facility, Date of First Required Payment	six years from May 24, 2006
Line Of Credit Facility Decreasing Capacity Period	4 years
Line of Credit Facility, Periodic Payment, Principal	15,000
Line of Credit Facility, Frequency of Payments	semiannually
Final Debt Principal Payment	165,000
Current portion of long-term debt	20,700	0
Long-term debt, non-current portion	270,000	290,700
Line of Credit Facility, Remaining Borrowing Capacity	9,300
Long-term Debt, Weighted Average Interest Rate	1.07%	1.10%
Number Of Vessels Collateral For Debt	14
Line of Credit Facility, Priority	first priority or preferred ship mortgage
Minimum Hull Cover Ratio	120.00%
Guarantor Minimum Liquidity	6,000	5,200
Line of Credit Facility, Current Borrowing Capacity	$ 9,300
Line of Credit Facility, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program
Minimum liquidity per vessel	$400 per each vessel in the fleet mortgaged under or financed through the credit facility

Debt, textuals 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Current portion of long-term debt	$ 27,700	$ 7,320
Long-term debt, non-current portion	345,638	376,303
Interest Costs Incurred	5,129	4,982	3,307
Interest Costs, Capitalized During Period	635	340	363
Debt Instrument, Unused Borrowing Capacity, Fee	468	361	395
Debt Instrument Unused Borrowing Capacity Fee Capitalized	422	110	175
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	October 22, 2009
Debt Instrument, Face Amount	40,000
Debt Instrument, Maturity Date, Description	ten years
Notification Period Given By Lender	two years
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	900
Final Debt Principal Payment	4,000
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.15%
Debt Instrument, Fee Amount	150
Commitment Fees Percentage	0.20%
Debt Instrument, Priority	first priority or preferred ship mortgage
Minimum Hull Cover Ratio	120.00%
Period Prior To Survey	1 year
Borrower Minimum Liquidity	744	754
Current portion of long-term debt	3,600	3,600
Long-term debt, non-current portion	29,200	32,800
Long-term Debt, Weighted Average Interest Rate	2.46%	2.48%
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	October 8, 2009
Debt Instrument, Face Amount	40,000
Percentage Of Borrowings To Market Value	80.00%
Debt Instrument, Maturity Date, Description	five years
Debt Instrument Number Of Periodic Payment	19
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	600
Final Debt Principal Payment Description	remaining outstanding balance of the loan
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.40%
Debt Instrument, Fee Amount	300
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first priority or preferred ship mortgage
Minimum Hull Cover Ratio	125.00%
Borrower Minimum Liquidity	400
Guarantor Minimum Liquidity	10,000
Current portion of long-term debt	2,400	2,400
Long-term debt, non-current portion	33,400	35,800
Long-term Debt, Weighted Average Interest Rate	2.71%	2.76%
Debt Instrument, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program
[ExportImportBankOfChinaAndDnbNorBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	October 2, 2010
Number Of Advances For Loan Withdrawal	2
Debt Instrument, Face Amount	82,600
Debt Instrument Maximum Amount By Borrower	41,300
Percentage Of Borrowings To Market Value	70.00%
Debt Instrument, Maturity Date Range, Start	72 months
Notification Period Given By Lender	no earlier than 54 months and not later than 60 months after the respective drawdown date
Debt Instrument Number Of Periodic Payment	40
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	693
Final Debt Principal Payment	13,600
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.50%
Debt Instrument, Fee Amount	620
Debt Instrument Other Fee Amount	10
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first preferred ship mortgage
Minimum Hull Cover Ratio	125.00%
Borrower Minimum Liquidity	400
Guarantor Minimum Liquidity	10,000
Minimum Net Worth Requirement	150,000
Net Worth Ratio	25.00%
Debt Instrument, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the banks with regards to its share repurchase program
[DnbNorBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	July 7, 2010
Debt Instrument, Face Amount	40,000
Debt Instrument Maximum Amount By Borrower	10,000
Percentage Of Borrowings To Market Value	25.00%
Debt Instrument Number Of Periodic Payment	24
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	165
Final Debt Principal Payment	6,040
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.40%
Debt Instrument, Fee Amount	400
Commitment Fees Percentage	0.96%
Current portion of long-term debt		1,320
Long-term debt, non-current portion		18,350
Long-term Debt, Weighted Average Interest Rate		2.82%
Debt Instrument, Decrease, Repayments	330
[EmporikiBankOfGreeceSaLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	September 13, 2011
Debt Instrument, Face Amount	15,000
Debt Instrument, Maturity Date, Description	ten years
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	semiannual installments
Debt Instrument, Periodic Payment, Principal	500
Final Debt Principal Payment	5,000
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Debt Instrument, Fee Amount	45
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first priority mortgage
Minimum Hull Cover Ratio	120.00%
Borrower Minimum Liquidity	500
Guarantor Minimum Liquidity	10,000
Debt Drawn In Period	15,000
Current portion of long-term debt	1,000
Long-term debt, non-current portion	14,000
Long-term Debt, Weighted Average Interest Rate	1.34%
Debt Instrument, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program
Charter Duration As Collateral For Debt	12 months
[EmporikiBankOfGreeceSaLoanFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%
[EmporikiBankOfGreeceSaLoanFacilityMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	1.00%
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	16,125
Debt Instrument, Maturity Date, Description	five years
Debt Instrument Number Of Periodic Payment	20
Debt Instrument, Frequency of Periodic Payment	quarterly installments
Debt Instrument, Periodic Payment, Principal	252
Final Debt Principal Payment	11,085
Debt Instrument, Description of Variable Rate Basis	Libor plus margin
Loan Margin Percentage	2.50%
Commitment Fees Percentage	0.50%
Debt Instrument, Priority	first priority mortgage
Minimum Hull Cover Ratio	125.00%
Minimum Net Worth Requirement	$ 150,000
Net Worth Ratio	25.00%
Charter Duration As Collateral For Debt	1 year
Minimum liquidity per vessel	$500 per vessel

Debt, textuals 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 27,700
Long-term Debt, Maturities, Repayments of Principal in Year Two	37,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	37,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	63,200
Long-term Debt, Maturities, Repayments of Principal in Year Five	184,600
Long-term Debt, Maturities, Repayments of Principal after Year Five	24,800
Total debt outstanding	$ 374,300	$ 384,970

Deferred Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Total	$ 8,136	$ 17,889
Deferred revenue, current portion	(8,136)	(13,662)
Deferred Revenue, non-current portion	0	4,227
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Total	3,905	6,643
Deferred revenue, current portion	(3,905)	(6,643)
[DeferredRevenueFromVaryingCharterRatesMember]
Deferred Revenue Arrangement [Line Items]
Total		1,901
Deferred revenue, current portion	0	(1,901)
[DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Total	4,231	9,345
Deferred revenue, current portion	(4,231)	(5,118)
Deferred Revenue, non-current portion		$ 4,227

Deferred Revenue, textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended							12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 [HiresCollectedInAdvanceMember]	Dec. 31, 2010 [HiresCollectedInAdvanceMember]	Dec. 31, 2011 [DeferredRevenueFromVaryingCharterRatesMember]	Dec. 31, 2010 [DeferredRevenueFromVaryingCharterRatesMember]	Dec. 31, 2011 [DeferredRevenueFromTimeCharterAttachedMember]	Dec. 31, 2010 [DeferredRevenueFromTimeCharterAttachedMember]	Dec. 31, 2009 [DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue		$ 8,136	$ 17,889	$ 3,905	$ 6,643		$ 1,901	$ 4,231	$ 9,345
Deferred revenue, current portion		8,136	13,662	3,905	6,643	0	1,901	4,231	5,118
Deferred Revenue, non-current portion		0	4,227						4,227
Deferred Revenue Amortization								5,114	5,114	5,115
Deferred Revenue, Additions	$ 25,000

Commitments and Contingencies, textuals (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Recorded Unconditional Purchase Obligation [Line Items]
Insurance Maximum Amount	$ 1,000,000,000
Period Of Occurance	3 years
[LaeShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	26,100,000
[NamuShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 31,900,000

Commitments and Contingencies, detail (Details) (USD $)	12 Months Ended
Dec. 31, 2011
[NirefsMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	$ 12,250
Date Delivered To Charterer	18-Dec-11
[NirefsMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-Jan-13
[NirefsMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-Apr-13
[AlcyonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	34,500
Date Delivered To Charterer	21-Feb-08
[AlcyonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	21-Nov-12
[AlcyonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	21-Feb-13
[TritonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	19,500
Date Delivered To Charterer	11-Dec-10
[TritonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Nov-13
[TritonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Feb-14
[OceanisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	19,750
Date Delivered To Charterer	17-Sep-10
[OceanisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	17-Aug-12
[OceanisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Nov-12
[DioneMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	20,500
Date Delivered To Charterer	26-Sep-10
[DioneMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	26-Jul-12
[DioneMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	26-Nov-12
[DanaeMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	15,600
Date Delivered To Charterer	18-Apr-11
[DanaeMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-Mar-13
[DanaeMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-May-13
[ProtefsMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	11,750
Date Delivered To Charterer	6-Aug-11
[ProtefsMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	6-Jul-12
[ProtefsMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	6-Oct-12
[CalipsoMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	12,250
Date Delivered To Charterer	11-Oct-11
[CalipsoMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Aug-13
[CalipsoMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Dec-13
[ClioMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	25,000
Date Delivered To Charterer	8-May-10
[ClioMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	8-Apr-12
[ClioMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	8-Jun-12
[EratoMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	12,200
Date Delivered To Charterer	26-Nov-11
[EratoMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	26-Dec-12
[EratoMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	10-Apr-13
[ThetisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	13,750
Date Delivered To Charterer	23-Feb-11
[ThetisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Jan-12
[ThetisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Jan-12
[CoronisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	24,000
Date Delivered To Charterer	6-Apr-10
[CoronisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	6-Mar-12
[CoronisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	21-Jun-12
[NaiasMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	19,750
Date Delivered To Charterer	24-Sep-10
[NaiasMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	24-Aug-12
[NaiasMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	24-Oct-12
[SiderisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	30,500
Date Delivered To Charterer	16-Oct-10
[SiderisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	16-Feb-13
[SiderisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	16-Jun-13
[AlikiMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	26,500
Date Delivered To Charterer	1-Mar-11
[AlikiMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Feb-16
[AlikiMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Apr-16
[SemirioMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	17,350
Date Delivered To Charterer	30-May-11
[SemirioMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	15-Mar-13
[SemirioMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	14-Aug-13
[BostonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	14,000
Date Delivered To Charterer	29-Oct-11
[BostonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	29-Aug-13
[BostonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	29-Dec-13
[SlcMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	55,800
Date Delivered To Charterer	28-Sep-07
[SlcMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Aug-12
[SlcMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Oct-12
[NorfolkMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	74,750
Date Delivered To Charterer	12-Feb-08
[NorfolkMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	12-Jan-13
[NorfolkMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	12-Mar-13
[NewYorkMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	48,000
Date Delivered To Charterer	3-Mar-10
[NewYorkMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-Jan-15
[NewYorkMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-May-15
[MeliteMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	16,500
Date Delivered To Charterer	1-Feb-11
[MeliteMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Jan-13
[MeliteMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Mar-13
[HoustonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	55,000
Date Delivered To Charterer	3-Nov-09
[HoustonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-Oct-14
[HoustonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-Jan-15
[AlcmeneMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	20,250
Date Delivered To Charterer	20-Nov-10
[AlcmeneMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	5-Oct-12
[AlcmeneMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	4-Jan-13
[ArethusaMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	13,250
Date Delivered To Charterer	8-Jul-11
[ArethusaMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	24-May-12
[ArethusaMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	23-Aug-12
[LetoMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	12,900
Date Delivered To Charterer	17-Jan-12
[LetoMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	17-Jan-14
[LetoMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	17-Nov-14
[LosAngelesMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	18,000
Date Delivered To Charterer	9-Feb-12
[LosAngelesMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	9-Dec-15
[LosAngelesMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	9-Apr-16
[PhiladelphiaMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	$ 18,000
Date Delivered To Charterer	30-Apr-12
[PhiladelphiaMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	30-Dec-15
[PhiladelphiaMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	30-Jun-16

Capital Stock and Changes in Capital Accounts, textuals (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008
Equity [Abstract]
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000	100,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01

Capital Stock and Changes in Capital Accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2005	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	2,800,000				5,000,000
Stock Incentive Plan, Expiration Date	10 years
Restricted common stock granted in period		616,055	519,926	364,200
[RestrictedStockMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period		616,055
Restricted common stock, Compensation Cost		7,787
Restricted common stock, Award Vesting Period		3 years
Compensation Expense		8,087	6,151	3,944
Restricted stock, Nonvested Awards, Total Compensation Cost Not yet Recognized		13,212	13,512
Total Compensation Cost Not yet Recognized, Period for Recognition		1.04

Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,187,887	914,533	675,500
Granted	616,055	519,926	364,200
Vested	(419,880)	(246,572)	(125,167)
Forfeited or expired
Non vested restricted common stock, ending balance	1,384,062	1,187,887	914,533
Weighted Average Grant Date Fair Value, beginning balance	$ 15.3	$ 16.13	$ 19.07
Weighted Average Grant Date Fair Value, Granted	$ 12.64	$ 14.29	$ 12.1
Weighted Average Grant Date Fair Value, Vested	$ 15.44	$ 16.25	$ 20.28
Weighted Average Grant Date Fair Value, Forfeited or expired
Weighted Average Grant Date Fair Value, enging balance	$ 14.07	$ 15.3	$ 16.13

Capital Stock and Changes in Capital Accounts, textuals 4 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2010
Equity [Abstract]
Dividend Reinvestment Plan Authorised Shares		2,500,000
Dividend Reinvestment Plan, Shares Issued	1,640
Dividend Reinvestment Plan, Shares Issued at the Balance Sheet Date			21,187
Stock Repurchase Program, Authorized Amount	$ 10,000
Stock Repurchase Program Expiration Date	29-Feb-12
Stock repurchased and retired, shares	154,091
Stock Repurchased and Retired During Period, Value	$ 1,187

Capital Stock and Changes in Capital Accounts, textuals 5 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Subsidiary, Sale of Stock [Line Items]
Adjustment to paid in capital for acquiring non-controling interest	$ 36,611
[SubsidiariesMember]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Transaction Date	Apr 6, 2010
Payments to Acquire Interest in Subsidiaries and Affiliates	50,000
Sale of Stock, Number of Shares Issued in Transaction	5,892,330
Sale Of Stock Number Of Shares Acquired In Transaction	3,333,333
Adjustment to paid in capital for acquiring non-controling interest	$ 3,438

Capital Stock and Changes in Capital Accounts, textuals 6 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period	616,055	519,926	364,200
Restricted stock vested in period	(419,880)	(246,572)	(125,167)
[SubsidiariesMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period		213,331
Restricted common stock, Compensation Cost		3,200
Restricted stock vested in period		53,333
Percentage of restricted stock vested during the period		25.00%
Restricted common stock, Award Vesting Period		three years
Compensation Expense	7	1,331
[SubsidiariesMember] | [NoncontrollingInterestMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		604

Voyage and Operating Expenses, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Direct Operating Costs [Abstract]
Bunkers	$ (1,663)	$ (652)	$ 779
Commissions charged by third parties	11,963	12,889	11,273
Mischellaneous	297	155	(87)
Voyage expenses	$ 10,597	$ 12,392	$ 11,965

Voyage and Operating Expenses, details 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 31,497	$ 28,406	$ 23,922
Insurance	4,369	4,181	3,410
Spares and consumable stores	12,686	12,691	9,149
Repairs and maintenance	5,903	6,257	4,043
Tonnage taxes	318	306	273
Other operating expenses	602	744	572
Vessel operating expenses	$ 55,375	$ 52,585	$ 41,369

Interest and Finance Costs, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Finance Costs [Abstract]
Interest expense	$ 4,494	$ 4,642	$ 2,944
Amortization of financing costs	278	263	65
Commitment fees and other costs	152	308	275
Interest and finance costs	$ 4,924	$ 5,213	$ 3,284

Earnings per share, textual (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Incremental shares	42,574	125,462	102,689

Earnings per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 107,497	$ 128,779	$ 121,498
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Incremental shares	42,574	125,462	102,689
Weighted average number of common shares, diluted	81,124,348	80,808,232	78,385,464
Earnings Per Share Basic	$ 1.33	$ 1.6	$ 1.55
Earnings Per Share Diluted	$ 1.33	$ 1.59	$ 1.55
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	107,497	128,779	121,498
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Earnings Per Share Basic	$ 1.33	$ 1.6	$ 1.55
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributed to Diana Shipping Inc.	$ 107,497	$ 128,779	$ 121,498
Weighted average number of common shares, basic	81,081,774	80,682,770	78,282,775
Incremental shares	42,574	125,462	102,689
Weighted average number of common shares, diluted	81,124,348	80,808,232	78,385,464
Earnings Per Share Diluted	$ 1.33	$ 1.59	$ 1.55

Income Taxes, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Uncertainties [Abstract]
Ownership Income Tax Test Percentage	50.00%
Not Regularly Traded Consideration Percentage	50.00%
Shareholder percentage	5.00%
Tax rate on US Source Shipping Income	2.00%
Unrecognized tax expense	$ 200	$ 200	$ 200

Financial Instruments, textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments [Abstract]
Types of Interest Rate Derivatives Used	five-year zero cost collar agreement
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000
Fair value of derivative instruments, asset		23	196
Fair value of derivative instruments, liability		1,053	1,187
Fair value of derivative instruments, net		(1,030)	(991)
Gain / (Loss) from derivative instruments		$ (737)	$ (1,477)	$ (505)

Subsequent Events, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
[LetoDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan 16, 2012
Subsequent Event, Amount	$ 29,025
[IssuanceOfDebtMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 7, 2012
Subsequent Event, Amount	16,125
Subsequent Event Fee Amount	204
[LosAngelesDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 8, 2012
Subsequent Event, Amount	26,100
[DebtDrawdownMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 15, 2012
Subsequent Event, Amount	37,450
[AnnualIncentiveBonusMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 22, 2012
Subsequent Event, Amount	2,548
[RestrictedStockAwardsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 22, 2012
Subsequent Event, Amount	6,095
Restricted stock issued subsequent to year-end	667,614
Vesting period of restricted stock issued	3 years
[NewContractMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb 22, 2011
Subsequent Event, Amount	2,384
[PhiladelphiaAdditionalPaymentMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 12, 2012
Subsequent Event, Amount	5,800
[NewContractForVesselsUnderConstructionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 28, 2012
Subsequent Event, Amount	29,000
Estimated Vessel Capacity	76,000
Number Of Vessels Under Construction	2
[NewContractForVesselAcquisitionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar 30, 2012
Subsequent Event, Amount	20,650
Vessel Capacity	76,225
Percentage Of Advances For Vessels To Acquire	20.00%
Payment Of Vessel Advances	$ 4,130